IMPORTANT NOTICE
The Enterprise Group of Funds, Inc.
AXA Enterprise Growth Fund
Atlanta Financial Center
3343 Peachtree Road, N.E., Suite 450
Atlanta, Georgia 30326
June 25, 2007
Dear Shareholder:
     As a shareholder of the AXA Enterprise Growth Fund (“AXA Enterprise Fund”), a series of The Enterprise Group of Funds, Inc., a Maryland corporation (“Enterprise Group”), we are writing to again notify you of a special meeting of the shareholders, which has been adjourned to a new date of September 6, 2007. You are being asked to approve the reorganization of the AXA Enterprise Fund with and into the Goldman Sachs Capital Growth Fund (“GST Fund”), a series of the Goldman Sachs Trust, a Delaware statutory trust (“GST”) (“Reorganization”). The proposed Reorganization was unanimously approved by the Board of Directors of the Enterprise Group (“Enterprise Group Board”) at a meeting held on December 29, 2006. Information about the proposed Reorganization was set forth in a Combined Proxy Statement/Prospectus dated March 2, 2007 (“Proxy Statement/Prospectus”) relating to the special meeting of shareholders originally held on May 9, 2007 and adjourned to June 7, 2007. While many shareholders already have cast their votes on the AXA Enterprise Fund’s Reorganization proposal, approval of the proposal requires an unusually affirmative vote of at least two-thirds of the AXA Enterprise Fund’s outstanding shares. Thus, it is extremely critical to vote your shares no matter the size of your investment.
*     *     *     *     *
     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (‘the “Meeting”) of the AXA Enterprise Fund, a series of Enterprise Group, will be held on September 6, 2007, at 11:00 a.m., Eastern time, at the offices of AXA Financial, Inc., 1290 Avenue of the Americas, New York, New York 10104, for the purpose of considering and voting upon:
1.	A proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between Enterprise Group and GST, which provides for and contemplates: (1) the transfer of substantially all of the assets of the AXA Enterprise Fund to the GST Fund in exchange solely for shares of the designated classes of the GST Fund and its assumption of substantially all of the AXA Enterprise Fund’s liabilities; and (2) the distribution of those shares to the shareholders of AXA Enterprise Fund in liquidation thereof.

2.	To transact such other business as may properly come before the Meeting or any adjournments thereof.
The above proposal is described in detail in the Proxy Statement/Prospectus. The Enterprise Group Board unanimously recommends that you vote in favor of the proposal.
     The Enterprise Group Board has established a new record date of June 11, 2007 (“New Record Date”) for the adjourned Meeting. Shareholders of record as of the close of business on the New Record Date, are entitled to notice of, and to vote at, the Meeting or any adjournment or postponement thereof.

•	If you were not a shareholder as of the original record date, February 12, 2007, and have not previously received a copy of the Proxy Statement/Prospectus, we have enclosed a copy of the original Proxy Statement/Prospectus. Please review the enclosed Proxy Statement/Prospectus as well as the updated information contained below in this letter and then vote your shares by following the directions on the enclosed proxy card or by casting your vote by telephone or on-line using the instructions provided on the enclosed proxy card. The Enterprise Group Board recommends a vote “FOR” the Reorganization of the AXA Enterprise Fund for the reasons discussed in the Proxy Statement/Prospectus. Please remember to vote your shares as soon as possible. If you have any questions regarding the meeting proposals or the execution of your vote, please call 1-800-432-4320.

•	If you have not previously voted your shares but have previously received a copy of the Proxy Statement/Prospectus because you were a shareholder as of the original record date, February 12, 2007, please vote by following the directions on the enclosed proxy card or by casting your vote by telephone or on-line using the instructions provided on the enclosed proxy card. The Enterprise Group Board recommends a vote “FOR” the Reorganization of the AXA Enterprise Fund for the reasons discussed in the Proxy Statement/Prospectus. Please remember to vote your shares as soon as possible. If you have any questions regarding the meeting proposals or the execution of your vote, please call 1-800-432-4320.

•	If you have previously voted your shares, no action is necessary. All shares held by you as of the New Record Date will be voted as previously instructed. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Enterprise Group a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.
     The information in this letter amends the Notice, the Proxy Statement/Prospectus and any other information about the Meeting previously delivered to you. Information as to the number of outstanding shares of the AXA Enterprise Fund entitled to vote as of the New Record Date is set forth below:

AXA Enterprise Fund	Shares Outstanding and Entitled to Vote
Class A shares	22,941,498.357
Class B shares	8,954,953.818
Class C shares	5,120,865.108
Class Y shares	1,898,872.006
     As of the New Record Date, the directors and officers of the AXA Enterprise Fund as a group owned or controlled less than 1% of any class of the AXA Enterprise Fund’s outstanding shares. As of the New Record Date, the trustees and officers of the GST Fund as a group owned or controlled less than 1% of any class of the GST Fund’s outstanding shares. As of the New Record Date, no person was known by the AXA Enterprise Fund or the GST Fund to own beneficially or of record 5% or more of any class of shares of the AXA Enterprise Fund or GST Fund, as applicable, or 25% or more of the total number of shares of the AXA Enterprise Fund or GST Fund, as applicable, except as set forth in Appendix A attached hereto.
     To the extent the information in the Notice and Proxy Statement/Prospectus has not been amended by this letter, such information remains applicable to this solicitation of proxies and the Meeting. If you would like another copy of the Proxy Statement/Prospectus, please contact us at 1-800-432-4320.
DON’T HESITATE. PLEASE VOTE TODAY!
     If we have not received your proxy as the date of the Meeting moves closer, you may receive a call asking you to exercise your right to vote.

     Your prompt response by voting via telephone, on-line or mail will help reduce proxy costs and will eliminate your receipt of follow-up phone calls or additional mailings.
     We appreciate your careful and prompt consideration of this matter. Thank you in advance for your participation.

Sincerely,
/s/ Steven M. Joenk
Steven M. Joenk, President
The Enterprise Group of Funds, Inc.

APPENDIX A
SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS
     The following table sets forth the name, address and share ownership of each person known to Enterprise Group to have ownership with respect to 5% of more of a class of the AXA Enterprise Fund as of the New Record Date. The type of ownership of each entry listed on the table is record ownership. The percentage of the GST Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

	Class; Amount of	Percentage of	Percentage of
Name and Address	Shares Owned	Class Owned	Fund Owned
NFS LLC	Class A;	6%	7%
200 Liberty Street, FL 4	1,462,163.013
New York, New York 10281-1003
DLJ c/o Pershing	Class A;	12%	12%
P.O Box 2052	2,916,595.005
Jersey City, NJ 07303-2052
Morgan Stanley DW	Class A;	9%	6%
Attn Mutual Fund Operations	2,102,875.018
Harborside Financial Center
Plaza Two, 2nd Floor
Jersey City, NJ 07311
NFS LLC FEBO #	Class B;	7%	7%
200 Liberty Street FL 4	672,895.532
New York NY 10281-1003
Pershing LLC	Class B;	17%	12%
P.O. Box 2052	1,592,367.327
Jersey City, NJ 07303-2052
NFS LLC FEBO	Class C;	9%	7%
200 Liberty Street FL 4	481,164.103
New York, NY 10281-1003
Citigroup Global Markets Inc.	Class C;	12%	3%
333 W. 34th St. Fl 7	619,815.022
New York, NY 1000-2402
Pershing LLC	Class C;	10%	1%
P.O. Box 2052	514,021.319
Jersey City, NJ 07303-2052
Merrill Lynch Pierce Fenner & Smith	Class C;	11%	3%
4800 Deer Lake Drive E # FL3	588,530.773
Jacksonville, FL 32246-6484
First Clearing, LLC	Class C;	5%	1%
10750 Wheat First Dr	295,878.342
Glen Allen,VA 23060-9245
Morgan Stanley DW	Class C;	6%	6%
Attn Mutual Fund Operations	325,724.993
Harborside Financial Center
Plaza Two 2nd Floor
Jersey City, NJ 07311
NFS LLC FEBO #	Class Y	11%	7%
200 Liberty Street FL 4	223,637.351
New York,Y 10281-1003
The Benefits Committee of the Board of	Class Y;	10%	0%
Directors of MONY Retirement Plan for Field	195,428.061
Underwriters of MONY
1290 Avenue of the Americas Fl 8
New York, NY 10104-0101
AST Capital Trust Co of DE TTEE FBO United	Class Y;	9%	0%
Communications PSP	177,554.553
P.O. Box 52129
Phoenix, AZ 85072-2129
Texas Tomorrow Constitutional Trust	Class Y;	51%	4%
111 E 17th Street	982,684.016
Austin, TX 78711-1440

     The following table sets forth the name, address and share ownership of each person known to GST to have ownership with respect to 5% or more of a class of the GST Fund as of the New Record Date. The type of ownership of each entry listed on the table is record ownership. The percentage of the GST Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

	Class; Amount of	Percentage of	Percentage of
Name and Address	Shares Owned	Class Owned	Fund Owned
NFS LLC FEBO NFS/FMTC IRA	Class A;	5%	5%
200 Liberty Street FL 4	3,292,260.688
New York, NY 10281-1003
Goldman Sachs & Co.	Class A;	7%	9%
C/O Mutual Fund OPS	4,276,848.850
85 Broad Street
New York, NY 10004-2434
Edward Jones	Class A;	23%	18%
Attn Mutual Fund Shareholder	13,732,831.380
201 Progress Parkway
Maryland Hts, MO 63043-3003
A G Edwards & Sons Inc Cust	Class A;	19%	15%
1 N. Jefferson Avenue	11,517,066.700
Saint Louis, MO 63103-2205
Citigroup Global Markets Inc.	Class C;	9%	1%
333 West 34th Street — 3rd Floor	315,943.617
New York, NY 10001-2402
Merrill Lynch Pierce Fenner & Smith	Class C;	11%	2%
For the sole benefit of its Cust	363,400.367
4800 Deer Lake Dr East — 3rd Floor
Jacksonville FL32246-6484
TBES Inc	Class C;	31%	3%
401K Plan	1,012,441.730
927 Richmond Avenue — Ste 184
Houston, TX 77006-55442
A G Edwards & Sons C/F	Class C;	15%	15%
C/O Mutual Funds Department	494590.323
1 N. Jefferson Avenue
Saint Louis, MO 63103-2205
State Street Bank & Trust TTEE	Institutional;	14%	2%
GS Profit Sharing Master Trust	1,836,239.121
Josiah Quincy Building 5N
200 Newport Avenue
North Quincy, MA 02171-2102
Mercer Trust Company Custodian	Institutional;	14%	2%
FBO Marsh & McLennan Companies	1,833,792.989
Stock Investment Plan
Attn DC Plan Admin MS N 2 E
1 Investors Way
Norwood, MA 02062-1599
Goldman Sachs & Co.	Institutional;	25%	9%
C/O Mutual Fund OPS	3,232,210.069
85 Broad Street
New York, NY 10004-2434
SEI Trust Company	Institutional;	17%	2%
C/O Johnson Trust	2,248,635.179
Attn Mutual Funds Administrator
One Freedom Valley Dr.
Oaks, PA 19456
A.G. Edwards Trust Company FSB	Institutional;	15%	2%
FBO Trust Clients	1,875,401.514
Attn: Operations
P.O. Box 66374
Saint Louis, MO 63166-6734
NFS LLC FEBO	Class B;	8%	5%
200 Liberty Street, FL 4	284,024.905
New York, NY 10281-1003
Citigroup Global Markets Inc.	Class B;	6%	1%
333 West 34th Street — 3rd Floor	201,180.007
New York, NY 10001-2402

	Class; Amount of	Percentage of	Percentage of
Name and Address	Shares Owned	Class Owned	Fund Owned
Pershing LLC	Class B;	6%	1%
PO Box 2052	195,886.127
Jersey City, NJ 07303-2052
Merrill Lynch Pierce Fenner & Smith	Class B;	7%	2%
4800 Deer Lake Dr East — 3rd Floor	246,511.825
Jacksonville, FL32246-6484
First Clearing, LLC	Class B;	8%	1%
Special Custody Acct For the Exclusive Benefit	254,832.512
of Customer
10750 Wheat First Drive
Glen Allen, VA 23060-9245
Edward Jones	Class B;	17%	18%
Attn Mutual Fund Shareholder Accounting	542,395.726
201 Progress Parkway
Maryland Hts, MO 63043-3003
A G Edwards & Sons	Class B;	5%	15%
C/O Mutual Funds Department	176,953.706
1 N. Jefferson Avenue
Saint Louis, MO 63103-2205
American Enterprise Investment SVCS	Class B;	5%	0%
50611 Ameriprise Financial Center	184,082.772
Minneapolis, MN 55474-0001